RESTRICTED CASH (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Restricted Cash:
Current	R$ 660,259	R$ 508,734
Non-current	3,436,804	3,170,749
Total	R$ 4,097,063	3,679,483
Furnas
Restricted Cash:
Maximum percentage of equity in SPEs that will be held	49.00%
Chesf
Restricted Cash:
Maximum percentage of equity in SPEs that will be held	49.00%
Itaipu Agreement
Restricted Cash:
Current	R$ 449,147	286,601
Guarantee account – compulsory loan
Restricted Cash:
Current	66,747	70,112
Loans and financing reserve – AXIA Energia Nordeste
Restricted Cash:
Current	37,748	31,968
Non-current	62,675	95,722
RGR resources
Restricted Cash:
Current	45,790	40,960
Fundo de Energia do Sudeste e Centro-Oeste - FESC
Restricted Cash:
Non-current	1,605,632	1,430,650
Fundo de Energia do Nordeste
Restricted Cash:
Non-current	929,994	829,410
Loans and financing reserve – MESA
Restricted Cash:
Non-current	528,825	563,708
Loans and financing reserve – AXIA Energia Sul
Restricted Cash:
Non-current	103,066	121,233
Loans and financing reserve – Teles Pires
Restricted Cash:
Non-current	65,011	0
Others
Restricted Cash:
Current	60,827	79,093
Non-current	R$ 141,601	R$ 130,026